Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Document Type	POS AM
Document Period End Date	Dec. 31, 2013
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE Lightwave Logic, Inc. (the 'Company') previously filed a Registration Statement on Form S-1 (File No. 333-191296) with the U.S. Securities and Exchange Commission (the 'SEC') on September 20, 2013 which was declared effective by the SEC on October 4, 2013 (the 'Existing Registration Statement'). The Existing Registration Statement registered for resale of up to 10,000,000 shares of common stock of the Company by Lincoln Park Capital Fund, LLC. The common stock being offered by Lincoln Park is issuable pursuant to a Purchase Agreement between the Company and Lincoln Park. As of the date of this prospectus, the Company has issued 910,322 shares to Lincoln Park under the Purchase Agreement, including the 200,000 commitment shares, the sale of 700,000 purchase shares and the issuance of 10,322 additional commitment shares, for aggregate proceeds to the Company of $656,160, and 334,724 of such shares have been sold by Lincoln Park hereunder, with 9,665,276 shares remaining unsold as of the date of this prospectus. This Registration Statement constitutes Post-Effective Amendment No. 1 to the Existing Registration Statement and is being filed to update the Existing Registration Statement by including, among other things, the Company's audited financial statements for the fiscal years ended December 31, 2013 and 2012 pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended and to reflect all sales of the Company's common stock that have been made by Lincoln Park under the Existing Registration Statement as of the date hereof.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013